Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 51	$ 60	$ 576
Prepaid expenses	27	30	0
Total Current Assets	78	90	576
Intangible assets	25,262	25,262	253,777
Deposits	12	12	9
Operating lease right-to-use asset	153
Fixed assets, net	34	35	6
Total Other Assets	25,461	25,309	253,792
TOTAL ASSETS	25,539	25,399	254,368
Current Liabilities:
Accounts payable	1,898	1,762	2,546
Accrued expenses	2,136	1,455	102
Line of credit	31	31	31
Operating lease liability	161
Note Payable to Related Party	0	100	0
Deferred Rent	0	8	0
Convertible debentures	11,297	10,673	0
Total Current Liabilities	15,523	14,029	2,679
Total liabilities	15,523	14,029	2,679
Stockholders' Deficit:
Common stock	51	51	50
Additional paid-in capital	543,327	540,171	521,305
Accumulated deficit	(533,195)	(528,685)	(269,499)
Noncontrolling interest	(169)	(169)	(169)
Total Stockholders' Deficit	10,016	11,370	251,689
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	25,539	25,399	254,368
Series C
Stockholders' Deficit:
Convertible preferred stock	1	1	1
Series J
Stockholders' Deficit:
Convertible preferred stock	$ 1	$ 1	$ 1